UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 2.3%
284,928	Honeywell International, Inc.	$ 15,859,092
54,282	The Boeing Co.	3,778,570

		19,637,662

Beverages – 2.4%
126,733	Diageo PLC ADR	12,082,724
125,237	PepsiCo., Inc.	8,497,331

		20,580,055

Biotechnology* – 2.1%
231,957	Gilead Sciences, Inc.	11,586,252
108,344	Vertex Pharmaceuticals, Inc.	6,504,974

		18,091,226

Capital Markets – 0.8%
110,135	T. Rowe Price Group, Inc.	6,342,675

Chemicals – 2.5%
105,874	Ecolab, Inc.	6,692,295
138,528	Praxair, Inc.	14,717,215

		21,409,510

Communications Equipment – 3.1%
456,471	QUALCOMM, Inc.	26,160,353

Computers & Peripherals* – 9.9%
126,796	Apple, Inc.	73,253,853
342,917	NetApp, Inc.	10,205,210

		83,459,063

Construction & Engineering* – 0.3%
114,011	Quanta Services, Inc.	2,574,368

Consumer Finance – 1.6%
244,914	American Express Co.	13,673,549

Diversified Financial Services – 3.4%
43,935	CME Group, Inc.	11,316,338
70,936	IntercontinentalExchange, Inc.*	8,686,113
261,945	MSCI, Inc. Class A*	8,856,361

		28,858,812

Electrical Equipment – 1.3%
68,865	Rockwell Automation, Inc.	4,993,401
62,854	Roper Industries, Inc.	6,362,082

		11,355,483

Electronic Equipment, Instruments & Components – 1.2%
189,074	Amphenol Corp. Class A	10,056,846

Energy Equipment & Services – 3.8%
355,989	Halliburton Co.	10,701,029
68,385	National-Oilwell Varco, Inc.	4,564,699
267,287	Schlumberger Ltd.	16,905,903

		32,171,631

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 1.8%
178,239	Costco Wholesale Corp.	$ 15,398,067

Health Care Equipment & Supplies – 2.5%
93,009	C.R. Bard, Inc.	9,039,545
147,892	CareFusion Corp.*	3,584,902
210,349	St. Jude Medical, Inc.	8,081,608

		20,706,055

Health Care Providers & Services* – 1.2%
94,756	Express Scripts Holding Co.	4,945,316
72,081	Henry Schein, Inc.	5,356,339

		10,301,655

Hotels, Restaurants & Leisure – 2.3%
237,553	Marriott International, Inc. Class A	9,195,677
51,389	McDonald’s Corp.	4,591,093
78,539	Yum! Brands, Inc.	5,526,004

		19,312,774

Household Products – 2.0%
87,909	Colgate-Palmolive Co.	8,641,455
130,467	The Procter & Gamble Co.	8,126,789

		16,768,244

Industrial Conglomerates – 0.9%
150,595	Danaher Corp.	7,826,422

Internet & Catalog Retail* – 3.4%
104,708	Amazon.com, Inc.	22,293,380
10,936	Priceline.com, Inc.	6,840,359

		29,133,739

Internet Software & Services* – 6.2%
86,751	Equinix, Inc.	14,149,956
267,251	Facebook, Inc. Class A	7,918,647
51,549	Google, Inc. Class A	29,942,752

		52,011,355

IT Services – 5.5%
138,455	Cognizant Technology Solutions Corp. Class A*	8,065,004
100,152	International Business Machines Corp.	19,319,321
29,707	MasterCard, Inc. Class A	12,076,192
101,134	VeriFone Systems, Inc.*	3,651,949
186,398	Western Union Co.	3,056,927

		46,169,393

Life Sciences Tools & Services – 1.7%
206,746	Agilent Technologies, Inc.	8,406,292
116,677	Thermo Fisher Scientific, Inc.	5,889,855

		14,296,147

Machinery – 2.6%
128,544	Caterpillar, Inc.	11,263,025
47,884	Deere & Co.	3,537,191
169,930	Eaton Corp.	7,249,214

		22,049,430

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 2.9%
94,773	Discovery Communications, Inc. Class A*	$ 4,748,127
177,681	Scripps Networks Interactive Class A	9,731,589
208,651	Viacom, Inc. Class B	9,958,912

		24,438,628

Oil, Gas & Consumable Fuels – 4.7%
85,175	Devon Energy Corp.	5,069,616
157,287	Exxon Mobil Corp.	12,367,477
104,666	Occidental Petroleum Corp.	8,296,874
72,366	Pioneer Natural Resources Co.	6,997,792
127,163	Southwestern Energy Co.*	3,564,379
78,742	Whiting Petroleum Corp.*	3,402,442

		39,698,580

Personal Products – 0.9%
213,574	Avon Products, Inc.	3,534,650
74,924	The Estee Lauder Cos., Inc. Class A	4,057,134

		7,591,784

Pharmaceuticals – 3.1%
292,481	Abbott Laboratories	18,072,401
207,750	Teva Pharmaceutical Industries Ltd. ADR	8,141,722

		26,214,123

Real Estate Investment Trusts – 2.4%
316,077	American Tower Corp.	20,507,076

Real Estate Management & Development* – 1.2%
613,664	CBRE Group, Inc. Class A	10,094,773

Semiconductors & Semiconductor Equipment – 1.8%
123,696	Texas Instruments, Inc.	3,522,862
370,615	Xilinx, Inc.	11,848,562

		15,371,424

Software – 6.3%
64,548	Citrix Systems, Inc.*	4,717,168
786,766	Microsoft Corp.	22,965,700
594,450	Oracle Corp.	15,735,091
70,924	Salesforce.com, Inc.*	9,831,485

		53,249,444

Specialty Retail – 3.1%
392,611	Lowe’s Cos., Inc.	10,490,566
94,914	PetSmart, Inc.	6,116,258
336,572	Urban Outfitters, Inc.*	9,413,919

		26,020,743

Textiles, Apparel & Luxury Goods – 3.6%
46,027	Lululemon Athletica, Inc.*	3,343,401
149,510	NIKE, Inc. Class B	16,173,992
133,118	PVH Corp.	10,782,558

		30,299,951

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 1.5%
151,344	Philip Morris International, Inc.	$ 12,790,081

Wireless Telecommunication Services* – 1.9%
304,135	SBA Communications Corp. Class A	15,799,813

TOTAL COMMON STOCKS		$830,420,934

Exchange Traded Fund – 0.8%
104,100	iShares Russell 1000 Growth Index Fund	$ 6,432,339

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.8%
Repurchase Agreement – 0.8%
Joint Repurchase Agreement Account II
$ 7,000,000	0.211%	06/01/12	$ 7,000,000

TOTAL INVESTMENTS – 99.8%			$843,853,273

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,814,990

NET ASSETS – 100.0%			$845,668,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$641,174,480
Gross unrealized gain	233,552,554
Gross unrealized loss	(30,873,761)
Net unrealized security gain	$202,678,793

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Aerospace & Defense – 1.5%
47,800	Honeywell International, Inc.	$ 2,660,548

Beverages – 2.5%
64,115	PepsiCo., Inc.	4,350,203

Capital Markets – 1.5%
62,556	Northern Trust Corp.	2,701,168

Chemicals – 2.7%
45,716	Praxair, Inc.	4,856,868

Communications Equipment – 5.8%
177,744	QUALCOMM, Inc.	10,186,509

Computers & Peripherals* – 11.6%
28,063	Apple, Inc.	16,212,837
144,135	NetApp, Inc.	4,289,458

		20,502,295

Consumer Finance – 3.5%
109,767	American Express Co.	6,128,292

Diversified Financial Services – 2.7%
18,902	CME Group, Inc.	4,868,588

Energy Equipment & Services – 7.5%
52,625	Cameron International Corp.*	2,404,436
109,393	Halliburton Co.	3,288,354
118,803	Schlumberger Ltd.	7,514,290

		13,207,080

Food & Staples Retailing – 3.4%
70,071	Costco Wholesale Corp.	6,053,434

Health Care Equipment & Supplies – 2.2%
99,127	St. Jude Medical, Inc.	3,808,459

Hotels, Restaurants & Leisure – 2.8%
125,907	Marriott International, Inc. Class A	4,873,860

Household Products – 2.6%
73,161	The Procter & Gamble Co.	4,557,199

Internet & Catalog Retail* – 1.8%
14,920	Amazon.com, Inc.	3,176,617

Internet Software & Services* – 10.3%
35,670	Equinix, Inc.	5,818,134
90,503	Facebook, Inc. Class A	2,681,604
16,847	Google, Inc. Class A	9,785,748

		18,285,486

IT Services – 2.6%
11,204	MasterCard, Inc. Class A	4,554,538

Oil, Gas & Consumable Fuels – 1.0%
29,842	Devon Energy Corp.	1,776,196

Personal Products – 0.8%
86,126	Avon Products, Inc.	1,425,385

Pharmaceuticals – 4.1%
64,545	Abbott Laboratories	3,988,235
84,752	Teva Pharmaceutical Industries Ltd. ADR	3,321,431

		7,309,666

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 5.5%
151,337	American Tower Corp.	$ 9,818,744

Real Estate Management & Development* – 2.9%
316,980	CBRE Group, Inc. Class A	5,214,321

Semiconductors & Semiconductor Equipment – 2.6%
144,665	Xilinx, Inc.	4,624,940

Software – 3.3%
151,942	Oracle Corp.	4,021,905
13,441	Salesforce.com, Inc.*	1,863,191

		5,885,096

Specialty Retail – 5.1%
183,686	Lowe’s Cos., Inc.	4,908,090
147,613	Urban Outfitters, Inc.*	4,128,735

		9,036,825

Textiles, Apparel & Luxury Goods – 4.7%
49,175	NIKE, Inc. Class B	5,319,751
36,914	PVH Corp.	2,990,034

		8,309,785

Wireless Telecommunication Services* – 3.3%
108,293	Crown Castle International Corp.	5,912,798

TOTAL COMMON STOCKS		$174,084,900

Exchange Traded Fund – 1.7%
48,100	iShares Russell 1000 Growth Index Fund	$ 2,972,099

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$ 3,100,000	0.211%	06/01/12	$ 3,100,000

TOTAL INVESTMENTS – 101.7%			$180,156,999

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(3,024,725)
NET ASSETS – 100.0%			$177,132,274

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$136,059,938
Gross unrealized gain	51,713,870
Gross unrealized loss	(7,616,809)
Net unrealized security gain	$44,097,061

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Aerospace & Defense – 1.6%
3,816	Honeywell International, Inc.	$ 212,399

Auto Components* – 0.3%
3,511	Amerigon, Inc.	42,062

Beverages – 2.5%
1,495	Diageo PLC ADR	142,534
2,832	PepsiCo., Inc.	192,151

		334,685

Biotechnology* – 1.7%
2,703	Amylin Pharmaceuticals, Inc.	71,657
1,820	Gilead Sciences, Inc.	90,909
1,109	Vertex Pharmaceuticals, Inc.	66,584

		229,150

Capital Markets – 2.6%
4,325	Evercore Partners, Inc. Class A	106,871
4,090	Lazard Ltd. Class A	94,315
3,262	Northern Trust Corp.	140,853

		342,039

Chemicals – 3.2%
861	Airgas, Inc.	74,743
1,087	Ecolab, Inc.	68,709
1,400	International Flavors & Fragrances, Inc.	78,932
1,870	Praxair, Inc.	198,669

		421,053

Commercial Banks* – 1.8%
6,567	Eagle Bancorp, Inc.	105,334
4,097	First Republic Bank	128,646

		233,980

Commercial Services & Supplies – 1.5%
6,677	Healthcare Services Group, Inc.	130,535
3,203	Ritchie Bros. Auctioneers, Inc.	63,484

		194,019

Communications Equipment – 3.2%
7,404	QUALCOMM, Inc.	424,323

Computers & Peripherals* – 9.4%
1,920	Apple, Inc.	1,109,242
4,940	NetApp, Inc.	147,014

		1,256,256

Construction & Engineering* – 0.5%
2,890	Quanta Services, Inc.	65,256

Consumer Finance – 1.4%
3,396	American Express Co.	189,599

Shares	Description	Value
Common Stocks – (continued)
Diversified Consumer Services* – 1.2%
2,580	Coinstar, Inc.	$ 158,489

Diversified Financial Services – 2.3%
477	CME Group, Inc.	122,861
770	IntercontinentalExchange, Inc.*	94,286
2,754	MSCI, Inc. Class A*	93,113

		310,260

Diversified Telecommunication Services* – 1.0%
5,630	TW telecom, Inc.	130,560

Electrical Equipment – 1.3%
1,074	Rockwell Automation, Inc.	77,876
971	Roper Industries, Inc.	98,284

		176,160

Electronic Equipment, Instruments & Components – 1.7%
3,368	Amphenol Corp. Class A	179,144
4,431	RealD, Inc.*	53,039

		232,183

Energy Equipment & Services – 4.9%
2,973	Cameron International Corp.*	135,836
721	Dril-Quip, Inc.*	43,685
4,981	Halliburton Co.	149,729
5,103	Schlumberger Ltd.	322,765

		652,015

Food & Staples Retailing – 1.9%
2,862	Costco Wholesale Corp.	247,248

Food Products* – 0.7%
1,717	TreeHouse Foods, Inc.	97,886

Health Care Equipment & Supplies – 2.6%
1,326	C.R. Bard, Inc.	128,874
4,041	CareFusion Corp.*	97,954
3,280	St. Jude Medical, Inc.	126,017

		352,845

Health Care Providers & Services* – 1.3%
3,667	ExamWorks Group, Inc.	41,327
1,765	Henry Schein, Inc.	131,157

		172,484

Hotels, Restaurants & Leisure – 1.6%
3,272	Marriott International, Inc. Class A	126,659
1,230	Yum! Brands, Inc.	86,543

		213,202

Household Durables – 1.1%
7,922	Newell Rubbermaid, Inc.	145,765

Household Products – 1.0%
2,170	The Procter & Gamble Co.	135,169

Industrial Conglomerates – 0.8%
1,972	Danaher Corp.	102,485

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Internet & Catalog Retail* – 2.9%
1,452	Amazon.com, Inc.	$ 309,145
124	Priceline.com, Inc.	77,561

		386,706

Internet Software & Services* – 7.0%
3,489	21Vianet Group, Inc. ADR	40,403
1,139	Equinix, Inc.	185,782
3,460	Facebook, Inc. Class A	102,520
733	Google, Inc. Class A	425,770
3,682	Rackspace Hosting, Inc.	182,149

		936,624

IT Services – 2.7%
5,350	InterXion Holding NV*	88,596
507	MasterCard, Inc. Class A	206,101
1,794	VeriFone Systems, Inc.*	64,781

		359,478

Life Sciences Tools & Services – 0.7%
2,448	Agilent Technologies, Inc.	99,536

Machinery – 1.5%
1,286	IDEX Corp.	51,093
4,297	Kennametal, Inc.	149,364

		200,457

Media – 3.0%
1,486	Discovery Communications, Inc. Class A*	74,448
7,369	Pandora Media, Inc.*	79,143
3,097	Scripps Networks Interactive Class A	169,623
1,660	Viacom, Inc. Class B	79,232

		402,446

Oil, Gas & Consumable Fuels – 4.1%
1,744	Devon Energy Corp.	103,803
1,312	Occidental Petroleum Corp.	104,002
1,297	Pioneer Natural Resources Co.	125,420
1,966	Southwestern Energy Co.*	55,107
3,542	Whiting Petroleum Corp.*	153,050

		541,382

Personal Products – 0.4%
3,176	Avon Products, Inc.	52,563

Pharmaceuticals – 3.2%
4,191	Abbott Laboratories	258,962
3,037	Sagent Pharmaceuticals, Inc.*	48,440
2,933	Teva Pharmaceutical Industries Ltd. ADR	114,944

		422,346

Real Estate Investment Trusts – 1.7%
3,595	American Tower Corp.	233,244

Real Estate Management & Development* – 1.0%
8,425	CBRE Group, Inc. Class A	138,591

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.2%
1,337	Hittite Microwave Corp.*	$ 65,887
1,882	Linear Technology Corp.	54,616
5,368	Xilinx, Inc.	171,615

		292,118

Software – 6.7%
964	Citrix Systems, Inc.*	70,449
2,097	MICROS Systems, Inc.*	110,638
11,544	Microsoft Corp.	336,969
7,638	Oracle Corp.	202,178
1,252	Salesforce.com, Inc.*	173,552

		893,786

Specialty Retail – 4.4%
1,994	Dick’s Sporting Goods, Inc.	92,721
6,266	Lowe’s Cos., Inc.	167,428
1,823	PetSmart, Inc.	117,474
7,288	Urban Outfitters, Inc.*	203,845

		581,468

Textiles, Apparel & Luxury Goods – 3.5%
1,122	Carter’s, Inc.*	60,509
1,359	Deckers Outdoor Corp.*	75,656
1,498	NIKE, Inc. Class B	162,054
2,033	PVH Corp.	164,673

		462,892

Wireless Telecommunication Services* – 1.6%
4,177	SBA Communications Corp. Class A	216,995

TOTAL COMMON STOCKS		$13,292,204

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$ 100,000	0.211%	06/01/12	$ 100,000

TOTAL INVESTMENTS – 100.4%			$13,392,204

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(54,049)

NET ASSETS – 100.0%			$13,338,155

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,158,324
Gross unrealized gain	2,896,787
Gross unrealized loss	(662,907)
Net unrealized security gain	$2,233,880

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 101.3%
Capital Markets – 4.5%
2,767	Northern Trust Corp.	$ 119,479

Chemicals – 3.1%
771	Praxair, Inc.	81,911

Communications Equipment – 6.5%
3,005	QUALCOMM, Inc.	172,217

Computers & Peripherals* – 9.9%
452	Apple, Inc.	261,134

Consumer Finance – 4.4%
2,075	American Express Co.	115,847

Diversified Financial Services – 4.4%
456	CME Group, Inc.	117,452

Energy Equipment & Services – 10.4%
1,026	Cameron International Corp.*	46,878
4,144	Halliburton Co.	124,569
1,630	Schlumberger Ltd.	103,097

		274,544

Food & Staples Retailing – 5.5%
1,669	Costco Wholesale Corp.	144,185

Hotels, Restaurants & Leisure – 2.9%
1,986	Marriott International, Inc. Class A	76,878

Internet Software & Services* – 12.2%
907	Equinix, Inc.	147,941
302	Google, Inc. Class A	175,419

		323,360

IT Services – 3.0%
192	MasterCard, Inc. Class A	78,050

Real Estate Investment Trusts – 7.4%
3,004	American Tower Corp.	194,900

Real Estate Management & Development* – 4.2%
6,816	CBRE Group, Inc. Class A	112,123

Semiconductors & Semiconductor Equipment – 3.9%
3,188	Xilinx, Inc.	101,920

Specialty Retail – 6.3%
3,037	Lowe’s Cos., Inc.	81,149
3,098	Urban Outfitters, Inc.*	86,651

		167,800

Textiles, Apparel & Luxury Goods – 8.0%
768	NIKE, Inc. Class B	83,082
1,591	PVH Corp.	128,871

		211,953

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services* – 4.7%
2,397	SBA Communications Corp. Class A	$ 124,524

TOTAL INVESTMENTS – 101.3%		$2,678,277

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(33,807)

NET ASSETS – 100.0%		$2,644,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800- 526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,622,416
Gross unrealized gain	140,457
Gross unrealized loss	(84,596)
Net unrealized security gain	$55,861

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.5%
Air Freight & Logistics – 0.7%
453,685	C.H. Robinson Worldwide, Inc.	$ 26,431,688

Biotechnology* – 3.0%
272,580	Alexion Pharmaceuticals, Inc.	24,687,571
1,030,217	Amylin Pharmaceuticals, Inc.	27,311,053
527,350	BioMarin Pharmaceutical, Inc.	18,794,754
844,137	Vertex Pharmaceuticals, Inc.	50,681,985

		121,475,363

Capital Markets – 3.8%
1,695,431	Lazard Ltd. Class A	39,096,639
1,434,097	Northern Trust Corp.	61,924,308
881,329	T. Rowe Price Group, Inc.	50,755,737

		151,776,684

Chemicals – 4.3%
694,722	Airgas, Inc.	60,308,817
1,296,560	Ecolab, Inc.	81,955,557
556,260	International Flavors & Fragrances, Inc.	31,361,939

		173,626,313

Commercial Banks* – 1.6%
1,993,826	First Republic Bank	62,606,136

Commercial Services & Supplies – 1.3%
2,693,528	Ritchie Bros. Auctioneers, Inc.	53,385,725

Communications Equipment* – 0.9%
2,041,268	Juniper Networks, Inc.	35,109,810

Computers & Peripherals* – 1.5%
1,995,601	NetApp, Inc.	59,389,086

Construction & Engineering* – 1.6%
2,796,793	Quanta Services, Inc.	63,151,586

Consumer Finance – 0.5%
1,464,550	SLM Corp.	20,459,764

Diversified Consumer Services* – 1.8%
1,163,102	Coinstar, Inc.	71,449,356

Diversified Financial Services* – 3.9%
673,082	IntercontinentalExchange, Inc.	82,418,891
2,181,683	MSCI, Inc. Class A	73,762,702

		156,181,593

Diversified Telecommunication Services* – 1.8%
3,096,913	TW telecom, Inc.	71,817,412

Electrical Equipment – 2.7%
643,389	Rockwell Automation, Inc.	46,652,136
606,614	Roper Industries, Inc.	61,401,469

		108,053,605

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.8%
1,477,208	Amphenol Corp. Class A	$ 78,572,694
2,733,653	RealD, Inc.*(a)	32,721,826

		111,294,520

Energy Equipment & Services – 4.6%
1,710,627	Cameron International Corp.*	78,158,548
367,045	Core Laboratories NV	46,945,055
999,427	Dril-Quip, Inc.*	60,555,282

		185,658,885

Food Products* – 1.6%
447,842	The Hain Celestial Group, Inc.	24,850,752
716,982	TreeHouse Foods, Inc.	40,875,144

		65,725,896

Health Care Equipment & Supplies – 6.3%
873,195	C.R. Bard, Inc.	84,865,822
2,227,031	CareFusion Corp.*	53,983,231
578,090	Edwards Lifesciences Corp.*	49,351,543
24,681	Intuitive Surgical, Inc.*	12,910,631
1,358,706	St. Jude Medical, Inc.	52,201,485

		253,312,712

Health Care Providers & Services* – 2.1%
875,801	Henry Schein, Inc.	65,080,772
734,665	HMS Holdings Corp.	19,681,676

		84,762,448

Hotels, Restaurants & Leisure – 2.6%
873,724	Dunkin’ Brands Group, Inc.	28,369,818
1,974,574	Marriott International, Inc. Class A	76,435,760

		104,805,578

Household Durables – 1.8%
3,874,328	Newell Rubbermaid, Inc.	71,287,635

Insurance – 0.8%
1,232,932	Principal Financial Group, Inc.	30,280,810

Internet Software & Services* – 4.4%
591,965	Equinix, Inc.	96,555,411
1,613,289	Rackspace Hosting, Inc.	79,809,407

		176,364,818

IT Services* – 3.8%
316,560	Cognizant Technology Solutions Corp. Class A	18,439,620
1,182,171	FleetCor Technologies, Inc.	44,804,281
2,704,698	Genpact Ltd.	42,166,242
1,332,720	VeriFone Systems, Inc.	48,124,519

		153,534,662

Life Sciences Tools & Services – 2.4%
1,685,971	Agilent Technologies, Inc.	68,551,581
171,088	Mettler-Toledo International, Inc.*	26,710,258

		95,261,839

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 2.1%
612,467	Graco, Inc.	$ 29,502,535
1,618,822	Kennametal, Inc.	56,270,253

		85,772,788

Media – 3.3%
691,984	Discovery Communications, Inc. Class A*	34,668,398
617,444	Pandora Media, Inc.*	6,631,349
1,654,636	Scripps Networks Interactive Class A	90,624,414

		131,924,161

Oil, Gas & Consumable Fuels – 4.7%
545,893	Pioneer Natural Resources Co.	52,787,853
1,093,829	Rosetta Resources, Inc.*	42,320,244
883,614	Southwestern Energy Co.*	24,767,701
1,614,887	Whiting Petroleum Corp.*	69,779,267

		189,655,065

Personal Products – 0.8%
1,946,796	Avon Products, Inc.	32,219,474

Real Estate Management & Development* – 1.7%
4,062,599	CBRE Group, Inc. Class A	66,829,754

Semiconductors & Semiconductor Equipment – 4.5%
1,189,175	Altera Corp.	39,730,337
1,166,240	Linear Technology Corp.	33,844,285
3,224,800	NVIDIA Corp.*	40,084,264
2,125,169	Xilinx, Inc.	67,941,653

		181,600,539

Software* – 4.4%
620,478	Citrix Systems, Inc.	45,344,532
859,974	MICROS Systems, Inc.	45,372,229
919,728	Rovi Corp.	22,468,955
441,781	Salesforce.com, Inc.	61,239,682

		174,425,398

Specialty Retail – 6.9%
520,346	Bed Bath & Beyond, Inc.*	37,594,998
910,542	Dick’s Sporting Goods, Inc.	42,340,203
1,314,533	PetSmart, Inc.	84,708,507
581,650	Tiffany & Co.	32,217,593
2,880,935	Urban Outfitters, Inc.*	80,579,752

		277,441,053

Textiles, Apparel & Luxury Goods – 4.1%
770,619	Deckers Outdoor Corp.*	42,900,360
218,627	Lululemon Athletica, Inc.*	15,881,065
1,134,209	PVH Corp.	91,870,929
89,041	Ralph Lauren Corp.	13,249,301

		163,901,655

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services* – 4.4%
1,110,144	Crown Castle International Corp.	$ 60,613,862
2,189,070	SBA Communications Corp. Class A	113,722,187

		174,336,049

TOTAL COMMON STOCKS		$3,985,309,860

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$ 24,100,000	0.211%	06/01/12	$ 24,100,000

TOTAL INVESTMENTS – 100.1%			$4,009,409,860

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(3,321,900)

NET ASSETS – 100.0%			$4,006,087,960

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,502,963,715
Gross unrealized gain	748,434,310
Gross unrealized loss	(241,988,165)
Net unrealized security gain	$506,446,145

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Aerospace & Defense* – 0.7%
247,903	Aerovironment, Inc.	$ 5,523,279

Auto Components* – 0.7%
488,285	Amerigon, Inc.	5,849,654

Biotechnology* – 5.2%
233,146	Amylin Pharmaceuticals, Inc.	6,180,700
204,729	BioMarin Pharmaceutical, Inc.	7,296,541
146,860	Cepheid, Inc.	5,555,714
423,784	Halozyme Therapeutics, Inc.	3,237,710
276,242	Incyte Corp.	5,886,717
565,010	NPS Pharmaceuticals, Inc.	4,457,929
90,991	Synageva BioPharma Corp.	3,549,559
91,339	Vertex Pharmaceuticals, Inc.	5,483,994

		41,648,864

Capital Markets – 2.8%
594,487	Evercore Partners, Inc. Class A	14,689,774
325,536	Lazard Ltd. Class A	7,506,860

		22,196,634

Chemicals – 2.8%
135,196	Airgas, Inc.	11,736,365
105,194	American Vanguard Corp.	2,834,978
137,726	International Flavors & Fragrances, Inc.	7,764,992

		22,336,335

Commercial Banks* – 2.8%
499,917	Eagle Bancorp, Inc.	8,018,669
289,599	First Republic Bank	9,093,409
323,852	Popular, Inc.	4,945,221

		22,057,299

Commercial Services & Supplies – 4.1%
880,499	Healthcare Services Group, Inc.	17,213,755
588,762	Ritchie Bros. Auctioneers, Inc.	11,669,263
40,766	Stericycle, Inc.*	3,557,241

		32,440,259

Communications Equipment* – 1.0%
964,983	Calix, Inc.	7,748,814

Construction & Engineering* – 1.6%
568,156	Quanta Services, Inc.	12,828,962

Diversified Consumer Services* – 1.8%
229,313	Coinstar, Inc.	14,086,698

Diversified Financial Services* – 1.8%
419,733	MSCI, Inc. Class A	14,191,173

Diversified Telecommunication Services* – 1.9%
647,175	TW telecom, Inc.	15,007,988

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – 1.5%
116,370	Roper Industries, Inc.	$11,778,971

Electronic Equipment, Instruments & Components – 3.5%
242,249	Amphenol Corp. Class A	12,885,224
150,021	IPG Photonics Corp.*	6,420,899
691,214	RealD, Inc.*	8,273,832

		27,579,955

Energy Equipment & Services – 3.0%
86,470	Core Laboratories NV	11,059,513
206,788	Dril-Quip, Inc.*	12,529,285

		23,588,798

Food & Staples Retailing* – 0.5%
206,335	The Chefs’ Warehouse, Inc.	3,930,682

Food Products* – 2.0%
147,262	Smart Balance, Inc.	873,264
128,231	The Hain Celestial Group, Inc.	7,115,538
138,788	TreeHouse Foods, Inc.	7,912,304

		15,901,106

Health Care Equipment & Supplies* – 1.9%
371,411	CareFusion Corp.	9,003,003
76,960	Given Imaging Ltd.	1,255,987
225,891	Tornier NV	4,461,347

		14,720,337

Health Care Providers & Services* – 4.1%
300,889	Acadia Healthcare Co., Inc.	5,385,913
561,024	ExamWorks Group, Inc.	6,322,741
167,285	Henry Schein, Inc.	12,430,948
145,200	HMS Holdings Corp.	3,889,908
77,788	Mednax, Inc.	4,745,846

		32,775,356

Health Care Technology* – 0.4%
316,374	MedAssets, Inc.	3,581,354

Hotels, Restaurants & Leisure – 2.5%
148,441	Choice Hotels International, Inc.	5,401,768
215,873	Dunkin’ Brands Group, Inc.	7,009,396
389,058	Texas Roadhouse, Inc.	7,073,075

		19,484,239

Household Durables – 1.6%
709,986	Newell Rubbermaid, Inc.	13,063,742

Internet Software & Services* – 5.2%
366,270	21Vianet Group, Inc. ADR	4,241,407
124,686	Equinix, Inc.	20,337,533
334,416	Rackspace Hosting, Inc.	16,543,560

		41,122,500

IT Services* – 4.7%
271,989	FleetCor Technologies, Inc.	10,308,383
591,673	Genpact Ltd.	9,224,182
548,184	InterXion Holding NV	9,077,927
236,088	VeriFone Systems, Inc.	8,525,138

		37,135,630

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services* – 1.4%
23,800	Mettler-Toledo International, Inc.	$ 3,715,656
274,290	PAREXEL International Corp.	7,340,000

		11,055,656

Machinery – 4.7%
118,582	Graco, Inc.	5,712,095
177,376	IDEX Corp.	7,047,148
313,314	Kennametal, Inc.	10,890,795
299,213	Robbins & Myers, Inc.	13,641,121

		37,291,159

Media* – 1.1%
852,114	Pandora Media, Inc.	9,151,704

Oil, Gas & Consumable Fuels* – 5.3%
282,099	Approach Resources, Inc.	7,907,235
993,338	Rex Energy Corp.	9,992,980
261,863	Rosetta Resources, Inc.	10,131,480
319,583	Whiting Petroleum Corp.	13,809,181

		41,840,876

Pharmaceuticals* – 0.7%
356,989	Sagent Pharmaceuticals, Inc.	5,693,975

Real Estate Management & Development* – 1.4%
696,316	CBRE Group, Inc. Class A	11,454,398

Road & Rail* – 0.8%
364,025	Roadrunner Transportation Systems, Inc.	6,115,620

Semiconductors & Semiconductor Equipment – 5.4%
262,826	Cavium, Inc.*	6,363,017
230,544	Hittite Microwave Corp.*	11,361,208
459,612	Intermolecular, Inc.*	2,978,286
153,082	Linear Technology Corp.	4,442,440
333,506	NVIDIA Corp.*	4,145,480
473,392	STR Holdings, Inc.*	1,808,357
358,424	Xilinx, Inc.	11,458,815

		42,557,603

Software* – 3.5%
223,275	MICROS Systems, Inc.	11,779,989
209,083	NetSuite, Inc.	9,810,174
265,802	Rovi Corp.	6,493,543

		28,083,706

Specialty Retail – 5.8%
178,701	Dick’s Sporting Goods, Inc.	8,309,596
245,332	PetSmart, Inc.	15,809,194
287,845	Rue21, Inc.*	7,622,136
507,261	Urban Outfitters, Inc.*	14,188,090

		45,929,016

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 6.7%
242,695	Carter’s, Inc.*	$ 13,088,542
147,905	Deckers Outdoor Corp.*	8,233,871
251,970	Fifth & Pacific Co., Inc.*	3,016,081
211,003	PVH Corp.	17,091,243
80,084	Under Armour, Inc. Class A*	8,066,861
95,071	Wolverine World Wide, Inc.	4,041,468

		53,538,066

Wireless Telecommunication Services* – 3.0%
461,280	SBA Communications Corp. Class A	23,963,496

TOTAL COMMON STOCKS		$777,253,904

Exchange Traded Fund – 0.8%
108,000	iShares Russell Midcap Growth Index Fund	$ 6,291,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
Joint Repurchase Agreement Account II
$ 8,400,000	0.211%	06/01/12	$8,400,000

TOTAL INVESTMENTS – 99.7%			$791,944,904

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			2,020,437

NET ASSETS – 100.0%			$793,965,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$706,698,699
Gross unrealized gain	135,992,951
Gross unrealized loss	(50,746,746)
Net unrealized security gain	$85,246,205

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 1.9%
155,420	Honeywell International, Inc.	$ 8,650,677

Beverages – 3.5%
76,771	Diageo PLC ADR	7,319,347
128,106	PepsiCo., Inc.	8,691,992

		16,011,339

Biotechnology* – 2.1%
147,107	Gilead Sciences, Inc.	7,347,995
41,760	Vertex Pharmaceuticals, Inc.	2,507,270

		9,855,265

Capital Markets – 2.4%
176,026	Northern Trust Corp.	7,600,803
59,772	T. Rowe Price Group, Inc.	3,442,269

		11,043,072

Chemicals – 3.3%
63,957	Ecolab, Inc.	4,042,722
103,021	Praxair, Inc.	10,944,951

		14,987,673

Communications Equipment – 4.3%
343,089	QUALCOMM, Inc.	19,662,431

Computers & Peripherals* – 9.9%
67,542	Apple, Inc.	39,021,040
220,912	NetApp, Inc.	6,574,341

		45,595,381

Consumer Finance – 2.4%
201,700	American Express Co.	11,260,911

Diversified Financial Services – 2.4%
29,869	CME Group, Inc.	7,693,358
29,132	IntercontinentalExchange, Inc.*	3,567,214

		11,260,572

Electrical Equipment – 1.0%
61,649	Rockwell Automation, Inc.	4,470,169

Electronic Equipment, Instruments & Components – 1.4%
122,633	Amphenol Corp. Class A	6,522,849

Energy Equipment & Services – 5.9%
95,262	Cameron International Corp.*	4,352,521
218,823	Halliburton Co.	6,577,819
34,291	National-Oilwell Varco, Inc.	2,288,924
220,055	Schlumberger Ltd.	13,918,479

		27,137,743

Food & Staples Retailing – 2.7%
144,065	Costco Wholesale Corp.	12,445,775

Health Care Equipment & Supplies – 2.1%
25,096	C.R. Bard, Inc.	2,439,080
188,286	St. Jude Medical, Inc.	7,233,948

		9,673,028

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.0%
208,519	Marriott International, Inc. Class A	$ 8,071,770
31,543	McDonald’s Corp.	2,818,052
43,452	Yum! Brands, Inc.	3,057,283

		13,947,105

Household Products – 1.5%
107,341	The Procter & Gamble Co.	6,686,271

Industrial Conglomerates – 1.6%
141,667	Danaher Corp.	7,362,434

Internet & Catalog Retail* – 3.8%
62,317	Amazon.com, Inc.	13,267,912
6,399	Priceline.com, Inc.	4,002,511

		17,270,423

Internet Software & Services* – 7.4%
55,169	Equinix, Inc.	8,998,616
176,288	Facebook, Inc. Class A	5,223,413
34,269	Google, Inc. Class A	19,905,491

		34,127,520

IT Services – 1.7%
19,759	MasterCard, Inc. Class A	8,032,231

Life Sciences Tools & Services – 1.0%
111,921	Agilent Technologies, Inc.	4,550,708

Machinery – 0.8%
41,450	Caterpillar, Inc.	3,631,849

Media – 2.1%
53,291	Discovery Communications, Inc. Class A*	2,669,879
145,184	Viacom, Inc. Class B	6,929,632

		9,599,511

Oil, Gas & Consumable Fuels – 1.7%
61,892	Devon Energy Corp.	3,683,812
28,724	Occidental Petroleum Corp.	2,276,952
69,476	Southwestern Energy Co.*	1,947,412

		7,908,176

Personal Products – 0.8%
217,919	Avon Products, Inc.	3,606,560

Pharmaceuticals – 3.6%
181,195	Abbott Laboratories	11,196,039
136,000	Teva Pharmaceutical Industries Ltd. ADR	5,329,840

		16,525,879

Real Estate Investment Trusts – 3.6%
254,278	American Tower Corp.	16,497,557

Real Estate Management & Development* – 1.4%
399,509	CBRE Group, Inc. Class A	6,571,923

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 2.2%
319,289	Xilinx, Inc.	$ 10,207,669

Software – 6.6%
516,154	Microsoft Corp.	15,066,535
324,038	Oracle Corp.	8,577,286
48,078	Salesforce.com, Inc.*	6,664,573

		30,308,394

Specialty Retail – 3.5%
314,821	Lowe’s Cos., Inc.	8,412,017
275,892	Urban Outfitters, Inc.*	7,716,699

		16,128,716

Textiles, Apparel & Luxury Goods – 3.3%
82,539	NIKE, Inc. Class B	8,929,069
77,347	PVH Corp.	6,265,107

		15,194,176

Wireless Telecommunication Services* – 2.8%
239,360	Crown Castle International Corp.	13,069,056

TOTAL COMMON STOCKS		$449,803,043

Exchange Traded Fund – 1.6%
120,000	iShares Russell 1000 Growth Index Fund	$ 7,414,800

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$ 4,200,000	0.211%	06/01/12	$ 4,200,000

TOTAL INVESTMENTS – 100.2%			$461,417,843

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,121,682)

NET ASSETS – 100.0%			$460,296,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$420,058,757
Gross unrealized gain	64,024,926
Gross unrealized loss	(22,665,840)
Net unrealized security gain	$41,359,086

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Communications Equipment – 8.4%
493,275	Calix, Inc.*	$ 3,960,998
368,492	Juniper Networks, Inc.*	6,338,063
330,459	QUALCOMM, Inc.	18,938,605

		29,237,666

Computers & Peripherals* – 16.5%
66,828	Apple, Inc.	38,608,540
215,893	EMC Corp.	5,149,048
450,006	NetApp, Inc.	13,392,179

		57,149,767

Diversified Consumer Services* – 3.0%
171,580	Coinstar, Inc.	10,540,159

Diversified Financial Services* – 2.5%
69,111	IntercontinentalExchange, Inc.	8,462,642

Diversified Telecommunication Services* – 1.9%
289,502	TW telecom, Inc.	6,713,551

Electronic Equipment, Instruments & Components – 4.9%
185,999	Amphenol Corp. Class A	9,893,287
585,309	RealD, Inc.*	7,006,149

		16,899,436

Internet & Catalog Retail* – 5.2%
55,133	Amazon.com, Inc.	11,738,367
9,930	Priceline.com, Inc.	6,211,116

		17,949,483

Internet Software & Services* – 17.7%
315,037	21Vianet Group, Inc. ADR	3,648,128
59,491	Equinix, Inc.	9,703,577
302,321	Facebook, Inc. Class A	8,957,771
35,885	Google, Inc. Class A	20,844,161
301,545	Rackspace Hosting, Inc.	14,917,431
171,506	Yandex NV Class A	3,418,115

		61,489,183

IT Services* – 3.7%
469,639	InterXion Holding NV	7,777,222
143,071	VeriFone Systems, Inc.	5,166,294

		12,943,516

Media* – 2.4%
774,038	Pandora Media, Inc.	8,313,168

Real Estate Investment Trusts – 2.7%
146,151	American Tower Corp.	9,482,277

Semiconductors & Semiconductor Equipment – 8.1%
202,030	Altera Corp.	6,749,822
129,992	Cavium, Inc.*	3,147,106
104,501	Hittite Microwave Corp.*	5,149,809
260,973	Intermolecular, Inc.*	1,691,105
132,376	NVIDIA Corp.*	1,645,434
307,275	Xilinx, Inc.	9,823,582

		28,206,858

Shares	Description	Value
Common Stocks – (continued)
Software – 19.9%
98,337	Citrix Systems, Inc.*	$ 7,186,468
134,093	MICROS Systems, Inc.*	7,074,747
608,400	Microsoft Corp.	17,759,196
134,936	NetSuite, Inc.*	6,331,197
506,180	Oracle Corp.	13,398,585
227,029	Rovi Corp.*	5,546,318
83,392	Salesforce.com, Inc.*	11,559,799

		68,856,310

Wireless Telecommunication Services* – 2.9%
195,766	SBA Communications Corp. Class A	10,170,044

TOTAL COMMON STOCKS		$346,414,060

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6% Joint Repurchase Agreement Account II
$ 2,100,000	0.211%	06/01/12	$ 2,100,000

TOTAL INVESTMENTS – 100.4%			$348,514,060

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,527,528)

NET ASSETS – 100.0%			$346,986,532

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$334,995,716
Gross unrealized gain	47,625,722
Gross unrealized loss	(34,107,378)
Net unrealized security gain	$13,518,344

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Aerospace & Defense – 2.8%
1,108	Textron, Inc.	$ 26,182
3,584	The Boeing Co.	249,482

		275,664

Beverages – 2.3%
3,273	PepsiCo., Inc.	222,073

Biotechnology* – 1.6%
1,762	Gilead Sciences, Inc.	88,012
1,186	Vertex Pharmaceuticals, Inc.	71,207

		159,219

Building Products – 1.0%
8,080	Masco Corp.	102,374

Capital Markets – 1.5%
5,234	Morgan Stanley	69,926
1,336	T. Rowe Price Group, Inc.	76,940

		146,866

Chemicals – 1.6%
1,473	Praxair, Inc.	156,492

Commercial Banks – 1.2%
5,198	SunTrust Banks, Inc.	119,138

Communications Equipment – 2.7%
2,912	Juniper Networks, Inc.*	50,086
3,812	QUALCOMM, Inc.	218,466

		268,552

Computers & Peripherals* – 6.6%
759	Apple, Inc.	438,497
5,385	EMC Corp.	128,432
2,612	NetApp, Inc.	77,733

		644,662

Consumer Finance – 1.8%
3,164	American Express Co.	176,646

Diversified Financial Services – 4.9%
19,788	Bank of America Corp.	145,442
418	CME Group, Inc.	107,664
6,809	JPMorgan Chase & Co.	225,718

		478,824

Diversified Telecommunication Services – 1.4%
4,051	AT&T, Inc.	138,423

Electric Utilities – 1.5%
1,112	American Electric Power Co., Inc.	42,823
3,688	PPL Corp.	100,941

		143,764

Energy Equipment & Services – 3.3%
4,420	Halliburton Co.	132,865
2,378	Schlumberger Ltd.	150,409
1,052	Transocean Ltd.	42,953

		326,227

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 3.1%
2,317	Costco Wholesale Corp.	$ 200,166
2,277	CVS Caremark Corp.	102,328

		302,494

Food Products – 1.7%
4,408	General Mills, Inc.	168,738

Health Care Equipment & Supplies – 1.7%
10,532	Boston Scientific Corp.*	60,454
2,687	St. Jude Medical, Inc.	103,234

		163,688

Health Care Providers & Services – 1.1%
1,946	UnitedHealth Group, Inc.	108,528

Hotels, Restaurants & Leisure – 2.1%
1,890	Marriott International, Inc. Class A	73,162
1,855	Yum! Brands, Inc.	130,518

		203,680

Household Products – 2.5%
3,878	The Procter & Gamble Co.	241,561

Industrial Conglomerates – 4.2%
21,293	General Electric Co.	406,483

Insurance – 4.5%
1,122	Everest Re Group Ltd.	114,578
2,147	MetLife, Inc.	62,714
3,200	Prudential Financial, Inc.	148,640
1,814	The Travelers Cos., Inc.	113,357

		439,289

Internet & Catalog Retail* – 2.2%
1,004	Amazon.com, Inc.	213,762

Internet Software & Services* – 3.2%
2,633	Facebook, Inc. Class A	78,016
408	Google, Inc. Class A	236,991

		315,007

IT Services – 1.2%
296	MasterCard, Inc. Class A	120,327

Media – 2.3%
3,798	The Walt Disney Co.	173,607
1,033	Viacom, Inc. Class B	49,305

		222,912

Multi-Utilities – 1.3%
2,930	PG&E Corp.	128,041

Oil, Gas & Consumable Fuels – 7.0%
2,968	Devon Energy Corp.	176,655
4,461	Exxon Mobil Corp.	350,769
2,655	Newfield Exploration Co.*	79,544
1,011	Occidental Petroleum Corp.	80,142

		687,110

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – 7.3%
3,137	Abbott Laboratories	$ 193,835
3,638	Johnson & Johnson	227,120
4,034	Merck & Co., Inc.	151,598
4,177	Mylan, Inc.*	90,516
2,228	Pfizer, Inc.	48,726

		711,795

Real Estate Investment Trusts – 1.9%
2,831	American Tower Corp.	183,675

Real Estate Management & Development* – 0.5%
2,948	CBRE Group, Inc. Class A	48,495

Semiconductors & Semiconductor Equipment – 2.4%
2,326	Lam Research Corp.*	86,760
4,474	Xilinx, Inc.	143,034

		229,794

Software – 5.4%
2,498	Adobe Systems, Inc.*	77,563
8,830	Microsoft Corp.	257,748
4,506	Oracle Corp.	119,274
546	Salesforce.com, Inc.*	75,686

		530,271

Specialty Retail – 3.5%
6,299	Lowe’s Cos., Inc.	168,309
4,085	Urban Outfitters, Inc.*	114,257
1,715	Williams-Sonoma, Inc.	59,871

		342,437

Textiles, Apparel & Luxury Goods – 2.3%
1,729	NIKE, Inc. Class B	187,043
524	PVH Corp.	42,444

		229,487

Wireless Telecommunication Services* – 2.8%
3,947	SBA Communications Corp. Class A	205,047
26,393	Sprint Nextel Corp.	67,830

		272,877

TOTAL COMMON STOCKS		$9,629,375

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
Joint Repurchase Agreement Account II
$ 100,000	0.211%	06/01/12	$ 100,000

TOTAL INVESTMENTS – 99.4%			$9,729,375

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			62,300

NET ASSETS – 100.0%			$9,791,675

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on May 31, 2012. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,291,662
Gross unrealized gain	947,047
Gross unrealized loss	(509,334)
Net unrealized security gain	$437,713

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.

Debt securities for which market quotations are readily available are valued on the basis of quotations supplied by dealers or furnished by an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.

If quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of May 31, 2012:

CAPITAL GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$836,853,273	$—	$—
Short-term Investments	—	7,000,000	—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONCENTRATED GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$177,056,999	$—	$—
Short–term Investments	—	3,100,000	—

FLEXIBLE CAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$13,292,204	$—	$—
Short–term Investments	—	100,000	—

FOCUSED GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$2,678,277	$—	$—

GROWTH OPPORTUNITIES Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$3,985,309,860	$—	$—
Short–term Investments	—	24,100,000	—

SMALL/MID CAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$783,544,904	$—	$—
Short–term Investments	—	8,400,000	—

STRATEGIC GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$457,217,843	$—	$—
Short–term Investments	—	4,200,000	—

TECHNOLOGY TOLLKEEPER Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$346,414,060	$—	$—
Short–term Investments	—	2,100,000	—

U.S. EQUITY Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$9,629,375	$—	$—
Short–term Investments	—	100,000	—

Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of June 1, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$7,000,000	$7,000,041	$7,150,191
Concentrated Growth	3,100,000	3,100,018	3,166,513
Flexible Cap Growth	100,000	100,001	102,146
Growth Opportunities	24,100,000	24,100,141	24,617,086
Small/Mid Cap Growth	8,400,000	8,400,049	8,580,229
Strategic Growth	4,200,000	4,200,025	4,290,115
Technology Tollkeeper	2,100,000	2,100,012	2,145,057
U.S. Equity	100,000	100,001	102,146

REPURCHASE AGREEMENTS — At May 31, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper	U.S. Equity
BNP Paribas Securities Co.	0.210%	$2,547,431	$1,128,148	$ 36,392	$ 8,770,440	$3,056,916	$1,528,459	$ 764,228	$ 36,392
Credit Suisse Securities LLC	0.180	288,709	127,857	4,124	993,983	346,451	173,225	86,613	4,124
Deutsche Bank Securities, Inc.	0.220	1,276,772	565,428	18,240	4,395,745	1,532,127	766,063	383,032	18,240
JPMorgan Securities LLC	0.210	1,018,972	451,259	14,557	3,508,176	1,222,767	611,383	305,692	14,557
Wells Fargo Securities LLC	0.210	1,868,116	827,308	26,687	6,431,656	2,241,739	1,120,870	560,435	26,687
TOTAL		$7,000,000	$3,100,000	$100,000	$24,100,000	$8,400,000	$4,200,000	$2,100,000	$100,000

At May 31, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 4.500%	02/01/20 to 05/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 06/01/42
Government National Mortgage Association	3.500 to 5.500	10/15/40 to 04/15/42
U.S. Treasury Notes	0.625 to 3.875	12/31/12 to 05/15/18
U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/18 to 11/15/21

The Funds’ risks include, but are not limited to, the following:

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity securities of high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper” companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund’s investment performance will be closely tied to many factors which affect those companies. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. As a result, the Technology Tollkeeper Fund’s net asset value is more likely to have greater fluctuations than that of a Fund which is more diversified or invests in other industries.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 26, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date July 27, 2012

*	Print the name and title of each signing officer under his or her signature.